Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Stock-Based Compensation
Schedule of fair value of employee stock options estimated at date of grant using the Black-Scholes valuation model

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected term (years)	5.6	6.1	5.9	6.0
Expected volatility	63.6%	51.7%	57.2%	49.3%
Risk-free interest rate	1.8%	1.2%	2.2%	1.4%
Dividend rate	—	—	—	—

	Year Ended December 31,
	2016	2015	2014
Expected term (years)	6.1	6.3	6.3
Expected volatility	49.7%	49.8%	59.1%
Risk-free interest rate	1.5%	1.8%	1.8%
Dividend rate	—	—	—

Schedule of fair value of shares to be issued under the ESPP estimated using the Black-Scholes valuation model

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Expected term (years)	0.5	0.5	0.5	0.5
Expected volatility	117.1%	85.5%	109.2%	72.1%
Risk-free interest rate	9.40%	0.49%	7.80%	0.41%
Dividend rate	—	—	—	—

	Year Ended December 31,
	2016	2015
Expected term (years)	0.5	0.5
Expected volatility	72.1%	46.2%
Risk-free interest rate	0.41%	0.17%
Dividend rate	—	—

Schedule of stock-based compensation expense related to stock-based awards

        Total stock-based compensation expense related to stock-based awards recognized during the three and nine months ended September 30, 2017 and 2016, is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Cost of revenues	$72	$165	$328	$403
Research and development expenses	509	647	1,550	1,990
Selling, general and administrative expenses	739	900	2,319	2,908

	$1,320	$1,712	$4,197	$5,301

Total noncash stock-based compensation expense relating to the Company’s stock options, ESPP and RSUs recognized, before taxes, during the years ended December 31, 2016, 2015 and 2014, is as follows (in thousands):

	Year Ended December 31,
	2016	2015	2014
Cost of revenues	$608	$346	$55
Research and development expenses	2,732	2,489	155
Selling, general and administrative expenses	4,052	3,064	431

	$7,392	$5,899	$641